Share-based payment reserve - Equity settled - recognised directly in equity (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity	R 3,776	R 463	R 123
Expense from equity-settled share-based payment transactions with employees	910	463	123
Trickle dividends paid	0
Sasol Inzalo share transaction
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity	34	76	R 123
Sasol Khanyisa share transaction
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity	2,953
Sasol ordinary BEE (SOLBE1) shares issued and Khanyisa Public [Member]
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity	2,866
Sasol ordinary BEE (SOLBE1) shares issued
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity	1,104
Khanyisa Public
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity	1,762
Tier 1 - Khanyisa Employee Share Ownership Plan (ESOP)
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity	52
Tier 2 - Khanyisa ESOP
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity	35
Long Term Incentive Equity Settled
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity	R 789	R 387